Benefit Plans - Asset Allocation for the Pension Plan by Asset Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 0	$ 15,000
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Expected Return on Plan Assets, Percentage	7.00%
Equity securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	82.00%	79.00%
Fixed income and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	18.00%	21.00%